Commitments, Lawsuit Settlement Agreement and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments, Lawsuit Settlement Agreement and Contingencies
Schedule of aggregate minimum annual commitments (undiscounted)

At December 31, 2022, the Group had the following aggregate minimum annual commitments (undiscounted) for the use of satellite transponders:

	Thousands of
	U.S. Dollars
2023	U.S.$	6,629
2024		6,540
2025		3,491
2026 and thereafter		948
	U.S.$	17,608